Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	COMMUNICATIONS — 9.2%
3,833	Alphabet, Inc. - Class A*	$10,660,914
75,050	Comcast Corp. - Class A	3,513,841
18,930	Walt Disney Co.*	2,596,439
		16,771,194
	CONSUMER DISCRETIONARY — 12.6%
2,530	Amazon.com, Inc.*	8,247,673
8,365	Dollar General Corp.	1,862,300
47,321	General Motors Co.*	2,069,821
10,433	Home Depot, Inc.	3,122,910
30,581	Marriott International, Inc. - Class A*	5,374,611
3,437	O'Reilly Automotive, Inc.*	2,354,207
		23,031,522
	CONSUMER STAPLES — 6.2%
6,628	Costco Wholesale Corp.	3,816,734
36,822	Darling Ingredients, Inc.*	2,959,752
7,544	Estee Lauder Cos., Inc. - Class A	2,054,382
14,417	PepsiCo, Inc.	2,413,118
		11,243,986
	ENERGY — 1.7%
35,878	Phillips 66	3,099,500
	FINANCIALS — 10.7%
12,255	Ameriprise Financial, Inc.	3,680,912
96,360	Bank of America Corp.	3,971,959
18,760	Chubb Ltd.[1]	4,012,764
28,579	Intercontinental Exchange, Inc.	3,775,857
30,930	JPMorgan Chase & Co.	4,216,378
		19,657,870
	HEALTH CARE — 13.1%
24,737	Abbott Laboratories	2,927,871
67,082	Adaptive Biotechnologies Corp.*	931,098
7,232	Becton, Dickinson and Co.	1,923,712
8,960	Bio-Techne Corp.	3,880,038
28,249	Bristol-Myers Squibb Co.	2,063,025
21,819	Catalent, Inc.*	2,419,727
13,841	Cigna Corp.	3,316,442
14,757	Guardant Health, Inc.*	977,504

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,364	Teleflex, Inc.	$2,258,138
5,552	Thermo Fisher Scientific, Inc.	3,279,289
		23,976,844
	INDUSTRIALS — 9.6%
30,345	AMETEK, Inc.	4,041,347
12,812	Chart Industries, Inc.*	2,200,717
13,652	Honeywell International, Inc.	2,656,406
17,561	Norfolk Southern Corp.	5,008,748
41,505	Spirit AeroSystems Holdings, Inc. - Class A	2,029,180
10,971	Trane Technologies PLC	1,675,272
		17,611,670
	MATERIALS — 2.3%
14,974	Avery Dennison Corp.	2,605,027
18,732	Ball Corp.	1,685,880
		4,290,907
	REAL ESTATE — 1.9%
8,894	Alexandria Real Estate Equities, Inc. - REIT	1,789,918
10,726	Prologis, Inc.	1,732,034
		3,521,952
	TECHNOLOGY — 27.9%
5,958	Adobe, Inc.*	2,714,584
83,727	Apple, Inc.	14,619,571
12,765	Applied Materials, Inc.	1,682,427
7,921	Broadcom, Inc.	4,987,695
23,339	Fidelity National Information Services, Inc.	2,343,702
48,340	Microchip Technology, Inc.	3,632,268
45,196	Microsoft Corp.	13,934,379
14,729	NVIDIA Corp.	4,018,955
13,718	Visa, Inc. - Class A	3,042,241
		50,975,822
	UTILITIES — 2.3%
7,506	American Water Works Co., Inc.	1,242,468
34,839	NextEra Energy, Inc.	2,951,212
		4,193,680
	TOTAL COMMON STOCKS
	(Cost $142,923,725)	178,374,947

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.1%
$3,876,182	UMB Bank demand deposit, 0.01%[2]	$3,876,182
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,876,182)	3,876,182
	TOTAL INVESTMENTS — 99.6%
	(Cost $146,799,907)	182,251,129
	Other Assets in Excess of Liabilities — 0.4%	690,966
	TOTAL NET ASSETS — 100.0%	$182,942,095

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.